LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT
Schedule of long-term debt

				Senior secured
	Term	Revolving	Convertible	term credit	Stream	Total long-
	facility	facility	notes	facility	obligation	term debt
Balance - January 1, 2018	$—	$—	$76,582	$365,890	$224,020	$666,492
Accretion of convertible notes	—	—	5,568	—	—	5,568
Interest expense including amortization of discount	—	—	—	56,834	—	56,834
Loss on financial instruments at fair value	—	—	—	—	20,574	20,574
Change in fair value attributable to change in credit risk of financial instruments designated at FVTPL	—	—	—	—	(7,594)	(7,594)
Repayment of credit facility	—	—	—	(422,724)	—	(422,724)
Repurchase of stream obligation	—	—	—	—	(237,000)	(237,000)
Proceeds from loan facility, net of transaction costs	246,728	225,323	—	—	—	472,051
Amortization of loan facility transaction costs	55	40	—	—	—	95
Balance - December 31, 2018	$246,783	$225,363	$82,150	$—	$—	$554,296
Accretion of convertible notes	—	—	5,568	—	—	5,568
Repayment of loan facility	(50,000)	(48,000)	—	—	—	(98,000)
Amortization of loan facility transaction costs	952	1,037	—	—	—	1,989
Reversal of loan facility transaction costs	28	39	—	—	—	67
Balance - December 31, 2019	$197,763	$178,439	$87,718	$—	$—	$463,920
Current portion of long-term debt	(66,667)	—	—	—	—	(66,667)
Non-current portion of long-term debt	$131,096	$178,439	$87,718	$—	$—	$397,253